As filed with the Securities and Exchange Commission on June 2, 2023

Securities Act File No. 333-92106

Investment Company Act of 1940 File No. 811-21145

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 173	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 176	☒

SPDR® INDEX SHARES FUNDS

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-1465

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on July 2, 2023 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 173 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until July 2, 2023, the effectiveness of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A related to SPDR MSCI EAFE Climate Paris Aligned ETF and SPDR MSCI Emerging Markets Climate Paris Aligned ETF, which were filed pursuant to Rule 485(a) under the Securities Act on May 19, 2022 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(i)	Amended and Restated Declaration of Trust of StreetTracks® Index Shares Funds (now, SPDR® Index Shares Funds) (the “Trust” or the “Registrant”) dated February 13, 2002, as amended July 1, 2004 (the “Declaration of Trust”), is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, as filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 1, 2004.

(a)(ii)	Amendment No. 1, dated August 1, 2007, to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 6, 2007.

(b)	Registrant’s Amended and Restated By-Laws dated July 14, 2022 are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 23, 2022.

(c)	Not applicable.

(d)(i)	Investment Advisory Agreement dated July 1, 2004 between the Trust and SSGA Funds Management, Inc. (“SSGA FM”) (the “Investment Advisory Agreement”) is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 1, 2004.

(d)(ii)	Revised Exhibit A, dated April 22, 2022, to the Investment Advisory Agreement is incorporated herein by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on May 19, 2022.

(d)(iii)	Revised Exhibit A to the Investment Advisory Agreement, reflecting the addition of the SPDR MSCI Emerging Markets Climate Paris Aligned ETF and SPDR MSCI EAFE Climate Paris Aligned ETF, to be filed by amendment.

(d)(iv)	Revised Exhibit A to the Investment Advisory Agreement, reflecting the addition of the SPDR MSCI ACWI IMI ex Tobacco Fossil Fuel Reserves Free ETF, to be filed by amendment.

(d)(v)	Fee Waiver Letter Agreement dated January 31, 2021 between the Trust and SSGA FM, with respect to the SPDR® MSCI ACWI ex-US ETF, SPDR® MSCI ACWI Low Carbon Target ETF, SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR® Solactive Canada ETF, SPDR® Solactive Germany ETF, SPDR® Solactive Hong Kong ETF, SPDR® Solactive Japan ETF and SPDR® Solactive United Kingdom ETF, is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 147 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2021.

(e)(i)	Amended and Restated Distribution Agreement dated May 1, 2017 between the Trust and State Street Global Advisors Funds Distributors, LLC (“SSGA FD”) (the “Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(i) of Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 29, 2017.

(e)(ii)	Amended Annex I, dated April 22, 2022, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on May 19, 2022.

(e)(iii)	Amended Annex I to the Distribution Agreement, reflecting the addition of the SPDR MSCI Emerging Markets Climate Paris Aligned ETF and SPDR MSCI EAFE Climate Paris Aligned ETF, to be filed by amendment.

(e)(iv)	Amended Annex I to the Distribution Agreement, reflecting the addition of the SPDR MSCI ACWI IMI ex Tobacco Fossil Fuel Reserves Free ETF, to be filed by amendment.

(f)	Not applicable.

(g)(i)	Custodian Agreement dated August 19, 2002 between the Trust and State Street Bank and Trust Company (the “Custodian Agreement”) is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 10, 2002.

(g)(ii)	Amendment, dated October 14, 2005, to the Custodian Agreement is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 27, 2006.

(g)(iii)	Second Amendment, dated September 30, 2020, to the Custodian Agreement is incorporated herein by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 147 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2021.

(g)(iv)	Amended Schedule of Series, dated April 22, 2022, to the Custodian Agreement is incorporated herein by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on May 19, 2022.

(g)(v)	Amended Schedule of Series to the Custodian Agreement, reflecting the addition of the SPDR MSCI Emerging Markets Climate Paris Aligned ETF and SPDR MSCI EAFE Climate Paris Aligned ETF, to be filed by amendment.

(g)(vi)	Amended Schedule of Series to the Custodian Agreement, reflecting the addition of the SPDR MSCI ACWI IMI ex Tobacco Fossil Fuel Reserves Free ETF, to be filed by amendment.

(h)(i)(1)	Administration Agreement dated June 1, 2015 between the Trust and SSGA FM (the “Administration Agreement”) is incorporated herein by reference to Exhibit (h)(i)(1) of Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on December 14, 2015.

(h)(i)(2)	Amended Schedule A, dated April 22, 2022, to the Administration Agreement is incorporated herein by reference to Exhibit (h)(i)(2) of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on May 19, 2022.

(h)(i)(3)	Amended Schedule A to the Administration Agreement, reflecting the addition of the SPDR MSCI Emerging Markets Climate Paris Aligned ETF and SPDR MSCI EAFE Climate Paris Aligned ETF, to be filed by amendment.

(h)(i)(4)	Amended Schedule A to the Administration Agreement, reflecting the addition of the SPDR MSCI ACWI IMI ex Tobacco Fossil Fuel Reserves Free ETF, to be filed by amendment.

(h)(ii)(1)	Master Sub-Administration Agreement dated June 1, 2015 between SSGA FM and State Street Bank and Trust Company (the “Sub-Administration Agreement”) is incorporated herein by reference to Exhibit (h)(ii)(1) of Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on December 14, 2015.

(h)(ii)(2)	Amendment, dated June 29, 2018, to the Sub-Administration Agreement is incorporated herein by reference to Exhibit (h)(ii)(2) of Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2019.

(h)(ii)(3)	Amendment to the Sub-Administration Agreement to be filed by amendment.

(h)(ii)(4)	Amended Schedule A, dated April 22, 2022, to the Sub-Administration Agreement is incorporated herein by reference to Exhibit (h)(ii)(4) of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on May 19, 2022.

(h)(ii)(5)	Amended Schedule A to the Sub-Administration Agreement, reflecting the addition of the SPDR MSCI Emerging Markets Climate Paris Aligned ETF and SPDR MSCI EAFE Climate Paris Aligned ETF, to be filed by amendment.

(h)(ii)(6)	Amended Schedule A to the Sub-Administration Agreement, reflecting the addition of the SPDR MSCI ACWI IMI ex Tobacco Fossil Fuel Reserves Free ETF, to be filed by amendment.

(h)(iii)(1)	Transfer Agency and Service Agreement dated August 19, 2002 between the Trust and State Street Bank and Trust Company (the “Transfer Agency and Service Agreement”) is incorporated herein by reference to Exhibit (h)(ii) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 10, 2002.

(h)(iii)(2)	Anti-Money Laundering Services Amendment, dated July 1, 2004, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(iii)(2) of Post-Effective Amendment No. 147 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2021.

(h)(iii)(3)	Anti-Money Laundering Services Amendment, dated October 31, 2006, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(iii)(3) of Post-Effective Amendment No. 147 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2021.

(h)(iii)(4)	Third Amendment, dated May 23, 2012, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(iii)(4) of Post-Effective Amendment No. 147 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2021.

(h)(iii)(5)	Amendment, dated December 17, 2018, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(iii)(2) of Post-Effective Amendment No. 142 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2019.

(h)(iii)(6)	Amended Annex A, dated April 22, 2022, to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(iii)(6) of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on May 19, 2022.

(h)(iii)(7)	Amended Annex A to the Transfer Agency and Service Agreement, reflecting the addition of the SPDR MSCI Emerging Markets Climate Paris Aligned ETF and SPDR MSCI EAFE Climate Paris Aligned ETF, to be filed by amendment.

(h)(iii)(8)	Amended Annex A to the Transfer Agency and Service Agreement, reflecting the addition of the SPDR MSCI ACWI IMI ex Tobacco Fossil Fuel Reserves Free ETF, to be filed by amendment.

(h)(iv)(1)	Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017 between the Trust and State Street Bank and Trust Company (the “Securities Lending Agreement”) is incorporated herein by reference to Exhibit (h)(iv)(1) of Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 17, 2018.

(h)(iv)(2)	Redemption and Purchase Request and First Amendment dated April 12, 2019 to the Securities Lending Agreement is incorporated herein by reference to Exhibit (h)(iv)(2) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 27, 2019.

(h)(iv)(3)	Second Amendment, dated September 6, 2019, to the Securities Lending Agreement is incorporated herein by reference to Exhibit (h)(iv)(3) of Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 27, 2019.

(h)(iv)(4)	Third Amendment, dated October 31, 2020, to the Securities Lending Agreement, to be filed by amendment.

(h)(v)	Form of Participant Agreement is incorporated herein by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 24, 2009.

(h)(vi)	Form of Fund of Funds Investment Agreement is incorporated herein by reference to Exhibit (h)(vi) of Post-Effective Amendment No. 153 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 27, 2022.

(i)(i)	Opinion and Consent of counsel, Morgan, Lewis & Bockius LLP, relating to each existing series of the Trust (with the exception of those Funds listed in (i)(ii) — (i)(v)(iii) below) is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2015.

(i)(ii)	Opinion and Consent of counsel, Morgan, Lewis & Bockius LLP, relating to the SPDR® STOXX Europe 50 Currency Hedged ETF and SPDR® S&P International Dividend Currency Hedged ETF, is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 11, 2015.

(i)(iii)	Opinion and Consent of counsel, Morgan, Lewis & Bockius LLP, relating to the SPDR® S&P® North American Natural Resources ETF, is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on December 14, 2015.

(i)(iv)	Opinion and Consent of counsel, Morgan, Lewis & Bockius LLP, relating to the SPDR® MSCI EAFE Fossil Fuel Reserves Free ETF and SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF, is incorporated herein by reference to Exhibit (i)(vi) of Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 16, 2016.

(i)(v)	Opinion and Consent of counsel, Morgan, Lewis & Bockius LLP, relating to the SPDR® Solactive Hong Kong ETF, is incorporated herein by reference to Exhibit (i)(v) of Post-Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 17, 2018.

(i)(vi)	Opinion and Consent of counsel, Morgan, Lewis & Bockius LLP, relating to the SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF and SPDR Bloomberg SASB Emerging Markets ESG Select ETF, is incorporated herein by reference to Exhibit (i)(vi) of Post-Effective Amendment No. 152 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 10, 2022.

(i)(vii)	Opinion and Consent of counsel, Morgan, Lewis & Bockius LLP, relating to the SPDR MSCI Emerging Markets Climate Paris Aligned ETF and SPDR MSCI EAFE Climate Paris Aligned ETF, to be filed by subsequent amendment.

(i)(viii)	Opinion and Consent of counsel, Morgan, Lewis & Bockius LLP, relating to the SPDR MSCI ACWI IMI ex Tobacco Fossil Fuel Reserves Free ETF, to be filed by subsequent amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Form of Purchase Agreement between the Trust and UBS Global Asset Management (US) Inc. is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 2, 2002.

(m)	Not applicable.

(n)	Not applicable.

(o)	Reserved.

(p)(i)	Registrant’s Revised Code of Ethics is incorporated herein by reference to Exhibit (p)(i) of Post-Effective Amendment No. 147 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2021.

(p)(ii)	Code of Ethics of SSGA FM dated March 31, 2022 is incorporated herein by reference to Exhibit (p)(ii) of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on May 19, 2022.

(p)(iii)	Code of Ethics for the Independent Trustees is incorporated herein by reference to Exhibit (p)(iii) of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on May 19, 2022.

(q)	Power of Attorney for Mses. Chauhan, Clancy, Richer, Rowsell, Sponem and Carpenter and Messrs. Churchill, Ross, Verboncoeur and Rosenberg, dated May 18, 2023, is filed herewith.

Item 29. Persons Controlled By or Under Common Control With Registrant

The Board of Trustees of the Trust is the same as the Boards of Trustees of SPDR Series Trust and SSGA Active Trust. In addition, the officers of the Trust are substantially identical to the officers of SPDR Series Trust and SSGA Active Trust. Additionally, the Trust’s investment adviser, SSGA FM, also serves as investment adviser to each series of SPDR Series Trust and SSGA Active Trust. Nonetheless, the Trust takes the position that it is not under common control with other trusts because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Additionally, see the “Control Persons and Principal Holders of Securities” section of the Statement of Additional Information for a list of shareholders who own more than 5% of a specific fund’s outstanding shares and such information is incorporated by reference to this Item.

Item 30. Indemnification

Pursuant to Section 5.3 of the Registrant’s Declaration of Trust and under Section 4.9 of the Registrant’s By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant’s Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant. Pursuant to paragraph 9 of the Registrant’s Investment Advisory Agreement, SSGA FM shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions of Rule 484 under the 1933 Act, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its By-Laws in a manner consistent with Release 11330 of the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), so long as the interpretation of Sections 17(h) and 17(i) of the 1940 Act remains in effect.

The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will the Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him/her.

Item 31. Business and Other Connections of Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each investment adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

SSGA FM serves as the investment adviser for each series of the Trust. SSGA FM is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation. The principal address of SSGA FM is One Iron Street, Boston, Massachusetts 02210. SSGA FM is an investment adviser registered under the Investment Advisers Act of 1940.

Below is a list of the directors and principal executive officers of SSGA FM and their principal occupation(s). Unless otherwise noted, the address of each person listed is One Iron Street, Boston, Massachusetts 02210.

Name	Position with and Name of Other Company
Sean Driscoll	Director of SSGA FM; Managing Director of SSGA

Barry F.X. Smith	Director of SSGA FM; Executive Vice President of SSGA

Shweta Narasimhadevara	Director of SSGA FM; Senior Vice President/Senior Managing Director of SSGA

Apea Amoa	Director of SSGA FM; Senior Vice President/Senior Managing Director and Chief Financial Officer of SSGA

Jaclyn Collier	Chief Compliance Officer of SSGA FM; Senior Vice President/Senior Managing Director and Chief Compliance Officer of SSGA

Bo Trevino	Treasurer of SSGA FM; Vice President of SSGA

Sean O’Malley, Esq.	Chief Legal Officer of SSGA FM; Senior Vice President/Senior Managing Director and General Counsel of SSGA

Ann Carpenter	President and Chief Operating Officer of SSGA FM; Managing Director of SSGA

Timothy Corbett	Chief Risk Officer of SSGA FM; Senior Vice President/Senior Managing Director of SSGA

Jamie Bernardi	Derivates Risk Manager of SSGA FM; Managing Director of SSGA

Christyann Weltens	Derivates Risk Manager of SSGA FM; Vice President of SSGA

David Ireland	CTA Chief Marketing Officer of SSGA FM; Senior Vice President/Senior Managing Director of SSGA

David Urman, Esq.	Clerk of SSGA FM; Vice President and Senior Counsel of SSGA

Daniel Furman, Esq.	Assistant Clerk of SSGA FM; Managing Director and Managing Counsel of SSGA

Leanne Dunn, Esq.	Assistant Clerk of SSGA FM; Managing Director and Senior Counsel of SSGA

Michael Pastore, Esq.	Assistant Clerk of SSGA FM; Managing Director and Senior Counsel of SSGA

Item 32. Principal Underwriters

(a)

SSGA FD, One Iron Street, Boston, Massachusetts 02210, serves as the Trust’s principal underwriter and also serves as the principal underwriter for the following investment companies: SPDR Series Trust, SSGA Active Trust, State Street Institutional Investment Trust, SSGA Funds, State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc., Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Government Money Market Fund, and Elfun Trusts.

(b)	To the best of the Trust’s knowledge, the managers and executive officers of SSGA FD are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with the Trust
Barry F. X. Smith	President, Chairman and Manager	None

Timothy Corbett	Manager	None

Steven Lipiner	Manager	None

Ann Carpenter	Manager	President

Christine Stokes	Manager	None

John Tucker	Manager	None

Jaclyn Collier	Chief Compliance Officer and Anti-Money Laundering Officer	None

David Maxham	Chief Financial Officer	None

*	The principal business address for each of the above managers and executive officers is One Iron Street, Boston, Massachusetts 02210.

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of SSGA FM and/or State Street Bank and Trust Company, with offices located at One Iron Street, Boston, Massachusetts 02210 and One Congress Street, Boston, MA 02114, respectively.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Index Shares Funds, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 2nd day of June, 2023.

SPDR® INDEX SHARES FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Dwight D. Churchill*	Trustee	June 2, 2023
Dwight D. Churchill

/s/ Clare S. Richer*	Trustee	June 2, 2023
Clare S. Richer

/s/ Sandra G. Sponem*	Trustee	June 2, 2023
Sandra G. Sponem

/s/ Carolyn Clancy*	Trustee	June 2, 2023
Carolyn Clancy

/s/ Carl G. Verboncoeur*	Trustee	June 2, 2023
Carl G. Verboncoeur

/s/ Kristi Rowsell*	Trustee	June 2, 2023
Kristi Rowsell

/s/ Gunjan Chauhan*	Trustee	June 2, 2023
Gunjan Chauhan

/s/ James E. Ross*	Trustee	June 2, 2023
James E. Ross

s/ Ann M. Carpenter	President and Principal Executive Officer	June 2, 2023
Ann M. Carpenter

/s/ Bruce S. Rosenberg	Treasurer and Principal Financial Officer	June 2, 2023
Bruce S. Rosenberg

*By:	/s/ E. Gerard Maiorana, Jr.
E. Gerard Maiorana, Jr. As Attorney-in-Fact Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.	Exhibit

(q)	Power of Attorney